Capital Structure, Financial Risk and Related Items	12 Months Ended
Dec. 31, 2022
Financial Instruments
Capital Structure, Financial Risk and Related Items

Section 4 – Capital Structure, Financial Risk and Related Items

This section includes disclosures related to how Genmab manages its capital structure, cash position and related risks and items. Genmab is primarily financed through partnership collaborations.

4.1 – Capital Management

Genmab’s goal is to maintain a strong capital base so as to maintain investor, creditor and market confidence, and a continuous advancement of Genmab’s product pipeline and business in general.

Genmab is primarily financed through revenues under various collaboration agreements and had, as of December 31, 2022, cash and cash equivalents of DKK 9,893 million and marketable securities of DKK 12,431 million compared to DKK 8,957 million and DKK 10,381 million, respectively, as of December 31, 2021. Genmab’s cash and cash equivalents and marketable securities support the advancement of our product pipeline and operations.

The adequacy of our available funds will depend on many factors, including the level of DARZALEX and other royalty streams, progress in our research and development programs, the magnitude of those programs, our commitments to existing and new clinical collaborators, our ability to establish commercial and licensing arrangements, our capital expenditures, market developments, and any future acquisitions. Accordingly, Genmab may require additional funds and may attempt to raise additional funds through equity or debt financings, collaborative agreements with partners, or from other sources.

The Board of Directors monitors the share and capital structure to ensure that Genmab’s capital resources support its strategic goals.

Neither Genmab A/S nor any of its subsidiaries are subject to externally imposed capital requirements.

4.2 – Financial Risk

The financial risks of the Genmab Group are managed centrally.

The overall risk management guidelines have been approved by the Board of Directors and include the Group’s investment policy related to our marketable securities. The Group’s risk management guidelines are established to identify and analyze the risks faced by the Genmab Group, to set the appropriate risk limits and controls and to monitor the risks and adherence to limits. It is Genmab’s policy not to actively speculate in financial risks. The Group’s financial risk management is directed solely towards monitoring and reducing financial risks which are directly related to Genmab’s operations.

The primary objective of Genmab’s investment activities is to preserve capital and ensure liquidity with a secondary objective of maximizing the return derived from security investments without significantly increasing risk. Therefore, our investment policy includes among other items, guidelines and ranges for which investments (which are primarily shorter-term in nature) are considered to be eligible investments for Genmab and which investment parameters are to be applied, including maturity limitations and credit ratings. In addition, the policy includes specific diversification criteria and investment limits to minimize the risk of loss resulting from over concentration of assets in a specific class, issuer, currency, country, or economic sector.

Genmab’s marketable securities are administrated by external investment managers. The investment guidelines and managers are reviewed regularly to reflect changes in market conditions, Genmab’s activities and financial position. At the beginning of 2021, Genmab’s investment policy was amended to allow investments in debt rated BBB- or greater by S&P or Fitch and in debt rated Baa3 or greater by Moody’s. The amended policy also includes additional allowable investment types such as corporate debt, commercial paper, certificates of deposit, and certain types of AAA rated asset-backed securities.

In addition to the capital management and financing risk mentioned in Note 4.1, Genmab has identified the following key financial risk areas, which are mainly related to our marketable securities portfolio:

• credit risk;
• foreign currency risk; and
• interest rate risk

All of Genmab’s marketable securities are traded in established markets. Given the current market conditions, all future cash inflows including re-investments of proceeds from the disposal of marketable securities are invested in highly liquid, investment grade securities. Refer to Note 4.4 for additional information regarding marketable securities.

CREDIT RISK

Genmab is exposed to credit risk and losses on marketable securities and bank deposits. The maximum credit exposure related to Genmab’s cash and cash equivalents and marketable securities was DKK 22,324 million as of December 31, 2022 compared to DKK 19,338 million as of December 31, 2021. The maximum credit exposure to Genmab’s receivables was DKK 5,958 million as of December 31, 2022 compared to DKK 3,394 million as of December 31, 2021.

Marketable Securities

To manage and reduce credit risks on our securities, Genmab’s policy is to ensure only securities from investment grade issuers are eligible for our portfolios. No issuer of marketable securities can be accepted if the issuer, at the time of purchase, does not have the credit quality equal to or better than the rating shown in the table below from at least one of the rating agencies. If an issuer is rated by more than one of the rating agencies listed below, the credit assessment is made against the lowest rating available for the issuer.

Category	S&P	Moody’s	Fitch
Short-term	A-2	P-2	F-2
Long-term	BBB-	Baa3	BBB-

Genmab’s current portfolio is spread over a number of different securities with a focus on liquidity and security. As of December 31, 2022, 75% of Genmab’s marketable securities were long-term A rated or higher, or short-term A-1 / P-1 rated by S&P, Moody’s or Fitch compared to 68% as of December 31, 2021. The total value of marketable securities amounted to DKK 12,431 million at the end of 2022 compared to DKK 10,381 million at the end of 2021.

Cash and Cash Equivalents

To reduce the credit risk on our bank deposits, Genmab’s policy is only to invest its cash deposits with highly rated financial institutions. Currently, these financial institutions have a short-term Fitch and S&P rating of at least F-1 and A-1, respectively. In addition, Genmab maintains bank deposits at a level necessary to support the short-term funding requirements of Genmab. The total value of bank deposits including AAA rated money market funds and short-term marketable securities classified as cash equivalents amounted to DKK 9,893 million as of December 31, 2022 compared to DKK 8,957 million at the end of 2021. The increase was primarily driven by Genmab’s increased profitability and foreign exchange movements which positively impacted our USD denominated cash and cash equivalents.

Receivables

The credit risk related to our receivables is not significant based on the high-quality nature of Genmab’s collaboration partners. As disclosed in Note 2.1, Janssen, Roche, AbbVie and BioNTech are Genmab’s primary partners in which receivables are established for royalties, milestone revenue and reimbursement revenue.

FOREIGN CURRENCY RISK

Genmab’s presentation currency is the DKK; however, Genmab’s revenues and expenses are in a number of different currencies. Consequently, there is a substantial risk of exchange rate fluctuations having an impact on Genmab’s cash flows, profit (loss) and/or financial position in DKK.

The majority of Genmab’s revenue is generated in USD. Exchange rate changes to the USD will result in changes to the translated value of future net profit before tax and cash flows. Genmab’s revenue in USD was 89% of total revenue in 2022 as compared to 92% in 2021 and 95% in 2020.

Under our license agreement with Janssen for DARZALEX, for purposes of calculating royalties due to Genmab, DARZALEX net sales for non-U.S. dollar denominated currencies are translated to U.S. dollars at a specified annual Currency Hedge Rate. Movements in foreign exchanges against the annual Currency Hedge Rate will result in changes to royalties due to Genmab impacting net profit before tax and cash flows.

There is also exposure that exchange rate fluctuations may impact equity as part of the currency translation adjustments required to convert the investments in foreign subsidiaries from their respective functional currencies to the presentation currency during consolidation, however any such fluctuations would be immaterial. The foreign subsidiaries are not significantly affected by currency risks as both revenues and expenses are primarily settled in the foreign subsidiaries’ functional currencies.

Assets and Liabilities in Foreign Currency

Genmab’s marketable securities denominated in USD, DKK, EUR and GBP as a percentage of total marketable securities were as follows:

	December 31,	December 31,
	2022	2021
Percent

USD	80%	75%
DKK	12%	16%
EUR	7%	8%
GBP	1%	1%
Total	100%	100%

Genmab’s USD currency exposure is mainly related to cash and cash equivalents, marketable securities, and receivables related to our collaborations with Janssen, AbbVie, Roche and Seagen. Significant changes in the exchange rate of USD to DKK could cause net profit before tax to change materially as gains and losses are recognized in the income statement. Based on the amount of assets and liabilities denominated in USD as of December 31, 2022 and 2021, a 10% increase/ decrease in the USD to DKK exchange rate is estimated to impact Genmab’s net profit before tax by approximately DKK 2.2 billion and DKK 1.5 billion, respectively. The analysis assumes that all other variables, in particular interest rates, remain constant. The movements in the income statement and equity arise from monetary items (cash and cash equivalents, marketable securities, receivables and liabilities) where the functional currency of the entity differs from the currency that the monetary items are denominated in.

Genmab’s EUR exposure is mainly related to our marketable securities, receivables under our collaboration with BioNTech, and other costs denominated in EUR. Since the introduction of the EUR in 1999, Denmark has committed to maintaining a central rate of 7.46 DKK to the EUR. This rate may fluctuate within a +/- 2.25% band. Should Denmark’s policy toward the EUR change, the DKK values of our EUR denominated assets and costs could be materially different compared to what is calculated and reported under the existing

Danish policy toward the DKK/EUR. As of December 31, 2022 and 2021, Genmab’s EUR exposure is not material.

Genmab’s GBP currency exposure is mainly related to contracts and marketable securities denominated in GBP. As of December 31, 2022 and 2021, Genmab’s GBP exposure is not material.

INTEREST RATE RISK

Genmab’s exposure to interest rate risk is primarily related to marketable securities, as Genmab currently does not have significant interest-bearing debts.

Marketable Securities

The securities in which the Group has invested bear interest rate risk, as a change in market-derived interest rates may cause fluctuations in the fair value of the investments. In accordance with the objective of the investment activities, the portfolio of securities is monitored on a total return basis.

To control and minimize the interest rate risk, Genmab maintains an investment portfolio in a variety of securities with a relatively short effective duration with both fixed and variable interest rates.

A sensitivity analysis was performed on Genmab’s marketable securities, and based on exposures in 2021 and 2022, a hypothetical +/- 1% interest rate change would not have resulted in a material change in the fair values of these financial instruments. Due to the short-term nature of the current investments and to the extent that Genmab is able to hold the investments to maturity, the current exposure to changes in fair value due to interest rate changes is considered to be insignificant compared to the fair value of the portfolio.

(DKK million)	2022	2021

Year of Maturity
2022	-	3,372
2023	6,254	3,041
2024	3,660	2,654
2025	1,801	448
2026	219	152
2027+	497	714
Total	12,431	10,381

4.3 —Financial Assets and Liabilities

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES

(DKK million)	Note	2022	2021
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	12,431	10,381
Other investments	3.4	133	371
Financial assets measured at amortized cost
Receivables excluding prepayments	3.5	5,814	3,176
Cash and cash equivalents		9,893	8,957
Financial liabilities measured at amortized cost:
Other payables excluding provisions	3.7	(1,715)	(1,480)
Lease liabilities	3.3	(597)	(425)

FAIR VALUE MEASUREMENT

		2022				2021
(DKK million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	12,431	-	-	12,431	10,381	-	-	10,381
Other investments	3.4	67	-	66	133	344	-	27	371

Marketable Securities

Substantially all fair market values are determined by reference to external sources using unadjusted quoted prices in established markets for our marketable securities (Level 1).

Other Investments

The fair value of Genmab’s investment in CureVac is determined using unadjusted quoted prices in established markets (Level 1).

There were no transfers into or out of Level 3 during 2021 or 2022. Acquisitions (capital calls) on Level 3 investments in 2021 and 2022 were as follows:

(DKK million)	Other Investments
Fair value at December 31, 2020	14
Acquisitions	13
Fair value at December 31, 2021	27
Acquisitions	39
Fair value at December 31, 2022	66

ACCOUNTING POLICIES

CLASSIFICATION OF CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES

Genmab classifies its financial assets held into the following measurement categories:

●	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
●	those to be measured at amortized cost.

The classification depends on the business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income.

Genmab reclassifies debt investments only when its business model for managing those assets changes.

Further details about the accounting policy for each of the categories are outlined in the respective notes.

FAIR VALUE MEASUREMENT

Genmab measures financial instruments, such as marketable securities, at fair value at each balance sheet date. Management assessed that the fair value of financial assets and liabilities measured at amortized cost such as bank deposits, receivables and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or
●	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by Genmab.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Genmab uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

For financial instruments that are measured in the balance sheet at fair value, IFRS 13 requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

• Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities
• Level 2 - Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
• Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

For assets and liabilities that are recognized in the financial statements on a recurring basis, Genmab determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. Any transfers between the different levels are carried out at the end of the reporting period.

4.4 – Marketable Securities

	Market value	Share	Market value	Share
	2022	%	2021	%
(DKK million)
USD portfolio
Corporate bonds	5,091	41%	5,149	50%
US government bonds and treasury bills	3,067	25%	1,496	14%
Commercial paper	807	6%	528	5%
Other	1,023	8%	608	6%
Total USD portfolio	9,988	80%	7,781	75%

DKK portfolio
Kingdom of Denmark bonds and treasury bills	442	3%	460	4%
Danish mortgage-backed securities	1,093	9%	1,203	12%
Total DKK portfolio	1,535	12%	1,663	16%

EUR portfolio
European government bonds and treasury bills	832	7%	856	8%

GBP portfolio
UK government bonds and treasury bills	76	1%	81	1%

Total portfolio	12,431	100%	10,381	100%

Marketable securities	12,431		10,381

Refer to Note 4.2 for additional information regarding the risks related to our marketable securities.

ACCOUNTING POLICIES

Marketable securities consist of investments in securities with a maturity of ninety days or greater at the time of acquisition. Measurement of marketable securities depends on the business model for managing the asset and the cash flow characteristics of the asset. There are two measurement categories into which Genmab classifies its debt instruments:

●	Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses), together with foreign exchange gains and losses. Impairment losses are presented as a separate line item in the statement of profit or loss.
●	Fair value through profit and loss (FVPL): Assets that do not meet the criteria for amortized cost or fair value through other comprehensive income (FVOCI) are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within financial income or expenses in the period in which it arises.

Genmab’s portfolio is managed and evaluated on a fair value basis in accordance with its stated investment guidelines and the information provided internally to management. This business model does not meet the criteria for amortized cost or FVOCI and as a result marketable securities are measured at FVPL. This classification is consistent with the prior year’s classification.

Genmab invests its cash in deposits with major financial institutions, in AAA rated money market funds, Danish mortgage bonds, investment grade rated corporate debt, commercial paper, certificates of deposit, certain types of AAA rated asset backed securities, U.S. Agency bonds, and notes issued by the Danish, European and U.S. governments. The securities can be purchased and sold using established markets.

Transactions are recognized at the trade date.

4.5 – Financial Income and Expenses

(DKK million)	2022	2021	2020
Financial income:
Interest and other financial income	324	197	184
Gain on other investments, net	-	-	965
Foreign exchange rate gain, net	1,034	1,470	-

Total financial income	1,358	1,667	1,149

Financial expenses:
Interest and other financial expenses	(21)	(13)	(10)
Loss on marketable securities, net	(361)	(246)	(92)
Loss on other investments, net	(298)	(443)	-
Foreign exchange rate loss, net	-	-	(1,456)

Total financial expenses	(680)	(702)	(1,558)

Net financial items	678	965	(409)

INTEREST INCOME

Interest income was DKK 324 million in 2022 compared to DKK 197 million in 2021. The increase of DKK 127 million, or 64%, was driven by higher effective interest rates in the U.S., Europe and Denmark for the respective periods.

FOREIGN EXCHANGE RATE GAINS AND LOSSES

Foreign exchange rate gains of DKK 1,034 million in 2022 and DKK 1,470 million in 2021, and losses of DKK 1,456 million in 2020 were primarily driven by foreign exchange movements impacting Genmab’s USD denominated marketable securities and cash and cash equivalents; in particular, the USD/DKK foreign exchange rates were as follows for each period:

	December 31,	December 31,	December 31,
	2022	2021	2020
USD/DKK Foreign Exchange Rates	6.9722	6.5612	6.0524
% Increase/(Decrease)	6%	8%	(9)%

Refer to Note 4.2 for additional information on foreign currency risk.

marketable securities gains and losses

Loss on marketable securities, net was DKK 361 million in 2022 and DKK 246 million in 2021. The increase in losses of DKK 115 million, or 47%, was primarily driven by higher interest rates on Genmab’s Danish mortgage investments in 2022 as compared to 2021. Loss on marketable securities, net was DKK 246 million in 2021 and DKK 92 million in 2020. The increase in losses of DKK 154 million was primarily driven by the movements in interest rates in the U.S. and Europe in the respective periods.

OTHER INVESTMENTS

Loss on other investments, net was DKK 298 million in 2022 and DKK 443 million in 2021, and gain on other investments, net was DKK 965 million in 2020. The losses and gains in the respective periods are primarily driven by the change in fair value of Genmab’s investment in common shares of CureVac.

ACCOUNTING POLICIES

Financial income and expenses include interest as well as foreign exchange rate adjustments and gains and losses on marketable securities (designated as FVPL) and realized gains and losses and write-downs of other securities and equity interests (designated as available-for-sale financial assets).

Interest income is shown separately from gains and losses on marketable securities and other securities and equity interests.

4.6 – Share-Based Instruments

Restricted Stock Unit Program

Genmab A/S has established an RSU program (equity-settled share-based payment transactions) as an incentive for Genmab’s employees, members of the Executive Management, and members of the Board of Directors. RSUs granted to Executive Management are performance-based.

RSUs are granted by the Board of Directors. RSU grants to members of the Board of Directors and members of the Executive Management are subject to the Remuneration Policy adopted at the Annual General Meeting.

See the table below for a summary of key terms of Genmab’s RSU programs:

RSUs Granted in Periods
Key Terms	December 2019 - February 2021	From February 2021
Grants	Granted at closing share price on the grant date.
Vesting (Settlement)

Cliff vesting – RSUs become fully vested on the first banking day of the month following a period of 3 years from the grant date.

After RSUs vest, the holder receives one share in Genmab A/S for each RSU granted. In jurisdictions in which Genmab as an employer is required to withhold tax and settle with the tax authority on behalf of the employee, Genmab withholds the number of RSUs that are equal to the monetary value of the employee’s tax obligation from the total number of RSUs that otherwise would have been issued to the employee upon vesting (“net settlement”). Genmab A/S may at its sole discretion in extraordinary circumstances choose to make a cash settlement instead of delivering shares.

Leaver

Leavers – Forfeit all unvested RSUs except when due to retirement, death, serious sickness or serious injury, in which case granted but not yet vested RSUs shall remain outstanding and will be settled in accordance with their terms.

Notwithstanding the above, the December 2020 RSU grant to members of the Board of Directors was made subject to pro-rata vesting upon termination of board services.

Employees and Executive Management - RSUs remain outstanding and vest accordingly when the employment relationship is terminated by Genmab without cause.

Good-Leavers[1]- May maintain a pro-rata portion of unvested RSUs Bad-Leavers[2] - Forfeit all unvested RSUs. Death - Forfeit all unvested RSUs.

1 - “Good-Leaver” - Dismissal without cause or termination of employment due to the Genmab’s material breach of the RSU or Warrant holder’s employment terms, or if the participant is a member of the Board of Directors, if the membership of the Board of Directors ceases for any other reason than as a result of the participants death.

2 - “Bad-leaver” - Dismissed for cause or during the employment probationary period.

The RSU program contains anti-dilution provisions if changes occur in Genmab’s share capital prior to the vesting date and provisions to accelerate vesting of RSUs in the event of change of control as defined in the RSU program.

RSU Activity in 2022, 2021 and 2020

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs	Weighted Average Fair Value - RSUs Granted - DKK
Outstanding at January 1, 2020	19,953	72,865	208,859	6,230	307,907
Granted*	2,929	9,032	34,431	130	46,522	1,927.83
Settled	(6,470)	(12,253)	(22,196)	(5,936)	(46,855)
Transferred	(2,822)	(2,334)	(22,762)	27,918	-
Cancelled	(1,025)	(1,128)	(958)	(10,535)	(13,646)

Outstanding at December 31, 2020	12,565	66,182	197,374	17,807	293,928

Outstanding at January 1, 2021	12,565	66,182	197,374	17,807	293,928
Granted*	3,297	31,417	146,684	4,817	186,215	2,236.44
Settled	(3,556)	(14,089)	(35,962)	(9,967)	(63,574)
Transferred	(688)	5,533	(14,810)	9,965	-
Cancelled	(653)	-	(255)	(9,670)	(10,578)

Outstanding at December 31, 2021	10,965	89,043	293,031	12,952	405,991

Outstanding at January 1, 2022	10,965	89,043	293,031	12,952	405,991
Granted*	4,295	40,453	221,000	6,383	272,131	2,250.18
Settled	(3,420)	(17,165)	(67,945)	(12,847)	(101,377)
Transferred	(2,368)	-	(13,749)	16,117	-
Cancelled	(653)	-	(9,195)	(18,759)	(28,607)

Outstanding at December 31, 2022	8,819	112,331	423,142	3,846	548,138

*  RSUs held by the Board of Directors include RSUs granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Refer to Note 5.1 for additional information regarding compensation of Executive Management and the Board of Directors.

Warrant Program

Genmab A/S has established a warrant program (equity-settled share-based payment transactions) as an incentive for all the Genmab Group’s employees and members of the Executive Management.

Warrants are granted by the Board of Directors in accordance with authorizations given to it by Genmab A/S’ shareholders.

Warrant grants to Executive Management are subject to Genmab’s Remuneration Policy adopted at the Annual General Meeting.

See the table below for a summary of key terms of Genmab’s warrant programs:

Warrants Granted in Periods
Key Terms	April 2012 - March 2017	March 2017 - February 2021	From February 2021
Grants	Granted at an exercise price equal to the closing share price on the grant date.
Vesting (Exercisable)	Annually over 4-year period (25% per year)	Cliff vesting over 3-year period (100% after 3 years)
Leaver	Leavers - Forfeit all unvested warrants; however, may be able to exercise warrants on a regular schedule in instances where the employment relationship is terminated by Genmab without cause.		Good-Leavers - May maintain a pro-rata portion of unvested warrants Bad-Leavers - Forfeit all unvested warrants. Death - Forfeit all unvested warrants.
Lapse	7th anniversary of grant date

The warrant program contains anti-dilution provisions if changes occur in Genmab’s share capital prior to the warrants being exercised and provisions to accelerate vesting of warrants in the event of change of control or certain other extraordinary transactions as defined in the warrant program.

Warrant Activity in 2022, 2021 and 2020

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price - DKK	Weighted average share price at exercise date - DKK	Outstanding Warrants - % of Share Capital

Outstanding at January 1, 2020	62,334	347,801	858,973	144,516	1,413,624	862.03
Granted*	-	7,771	110,041	416	118,228	2,009.79
Exercised	(24,438)	-	(122,015)	(324,793)	(471,246)	296.77	2,035.29
Expired	-	-	-	-	-	-
Cancelled	-	(28,424)	(589)	(43,125)	(72,138)	1,157.54
Transfers	(25,955)	(186,333)	(113,833)	326,121	-	-

Outstanding at December 31, 2020	11,941	140,815	732,577	103,135	988,468	1,247.22		2%

Exercisable at year end	4,192	83,426	166,402	92,696	346,716	935.60
Exercisable warrants in the money at year end	4,192	83,426	166,402	92,696	346,716	935.60

Outstanding at January 1, 2021	11,941	140,815	732,577	103,135	988,468	1,247.22
Granted*	1,217	1,287	167,080	6,400	175,984	2,282.35
Exercised	(2,500)	(7,250)	(105,726)	(57,232)	(172,708)	780.48	2,439.80
Expired	-	-	-	-	-	-
Cancelled	-	-	(477)	(22,816)	(23,293)	1,956.91
Transfers	-	24,782	(54,454)	29,672	-	-

Outstanding at December 31, 2021	10,658	159,634	739,000	59,159	968,451	1,501.49		1%

Exercisable at year end	6,594	135,723	219,386	50,021	411,724	1,058.41
Exercisable warrants in the money at year end	6,594	135,723	219,386	50,021	411,724	1,058.41

Outstanding at January 1, 2022	10,658	159,634	739,000	59,159	968,451	1,501.49
Granted*	1,541	-	250,005	7,412	258,958	2,244.22
Exercised	(1,558)	(29,836)	(176,948)	(34,775)	(243,117)	1,154.95	2,815.33
Expired	-	-	-	-	-	-
Cancelled	-	-	(13,670)	(32,654)	(46,324)	2,029.00
Transfers	(8,721)	-	(25,373)	34,094	-	-

Outstanding at December 31, 2022	1,920	129,798	773,014	33,236	937,968	1,770.31		1%

Exercisable at year end	617	118,571	282,296	32,695	434,179	1,265.68
Exercisable warrants in the money at year end	617	118,571	282,296	32,695	434,179	1,265.68

*  Warrants held by the Board of Directors include warrants granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Refer to Note 5.1 for additional information regarding compensation of Executive Management and the Board of Directors.

Weighted Average Outstanding Warrants at December 31, 2022

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
815.50	March 17, 2016	2,725	0.21	2,725
962.00	June 7, 2018	4,646	2.44	4,646
1,025.00	December 10, 2018	109,918	2.94	109,918
1,032.00	December 15, 2017	63,230	1.96	63,230
1,050.00	September 21, 2018	14,024	2.73	14,024
1,136.00	October 6, 2016	2,695	0.77	2,695
1,145.00	December 15, 2016	14,963	0.96	14,963
1,147.50	June 6, 2019	9,386	3.43	9,386
1,155.00	March 29, 2019	5,509	3.25	5,509
1,161.00	March 1, 2019	10,128	3.17	10,128
1,210.00	April 10, 2018	7,090	2.28	7,090
1,233.00	June 9, 2016	3,681	0.44	3,681
1,334.50	October 11, 2019	32,150	3.78	32,150
1,362.50	March 26, 2020	30,938	4.24	-
1,402.00	March 28, 2017	6,837	1.24	6,837
1,408.00	June 8, 2017	954	1.44	954
1,424.00	February 10, 2017	408	1.11	408
1,427.00	March 29, 2017	8,400	1.25	8,400
1,432.00	October 5, 2017	1,994	1.76	1,994
1,615.00	December 5, 2019	135,441	3.93	135,441
1,948.00	June 3, 2020	12,961	4.43	-
2,070.00	February 26, 2021	90,968	5.16	-
2,103.00	June 9, 2022	22,221	6.44	-
2,129.00	January 25, 2022	15,986	6.07	-
2,148.00	April 13, 2021	15,097	5.29	-
2,175.00	February 25, 2022	166,286	6.15	-
2,317.00	October 7, 2020	34,109	4.77	-
2,381.00	December 15, 2020	22,983	4.96	-
2,408.00	March 29, 2022	13,459	6.25	-
2,492.00	January 28, 2021	10,053	5.08	-
2,585.00	September 20, 2022	19,644	6.72	-
2,641.00	November 22, 2021	6,456	5.89	-
2,698.00	June 22, 2021	14,216	5.48	-
2,806.00	October 7, 2021	19,476	5.77	-
3,172.00	November 21, 2022	8,936	6.89	-

1,770.31		937,968	4.40	434,179

Weighted Average Outstanding Warrants at December 31, 2021

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
466.20	March 26, 2015	600	0.24	600
623.50	June 11, 2015	650	0.45	650
636.50	October 7, 2015	7,700	0.77	7,700
815.50	March 17, 2016	5,301	1.21	5,301
939.50	December 10, 2015	20,612	0.94	20,612
962.00	June 7, 2018	6,527	3.44	6,527
1,025.00	December 10, 2018	169,565	3.94	169,565
1,032.00	December 15, 2017	79,771	2.96	79,771
1,050.00	September 21, 2018	16,806	3.73	16,806
1,136.00	October 6, 2016	10,424	1.77	10,424
1,145.00	December 15, 2016	53,374	1.96	53,374
1,147.50	June 6, 2019	17,209	4.43	-
1,155.00	March 29, 2019	7,662	4.25	-
1,161.00	March 1, 2019	19,028	4.17	-
1,210.00	April 10, 2018	10,189	3.28	10,189
1,233.00	June 9, 2016	9,030	1.44	9,030
1,334.50	October 11, 2019	52,223	4.78	-
1,362.50	March 26, 2020	32,054	5.24	-
1,402.00	March 28, 2017	7,110	2.24	7,110
1,408.00	June 8, 2017	1,274	2.44	1,274
1,424.00	February 10, 2017	946	2.11	946
1,427.00	March 29, 2017	8,400	2.25	8,400
1,432.00	October 5, 2017	3,445	2.76	3,445
1,615.00	December 5, 2019	183,240	4.93	-
1,948.00	June 3, 2020	14,898	5.43	-
2,070.00	February 26, 2021	96,840	6.16	-
2,148.00	April 13, 2021	16,880	6.29	-
2,317.00	October 7, 2020	36,949	5.77	-
2,381.00	December 15, 2020	23,761	5.96	-
2,492.00	January 28, 2021	12,329	6.08	-
2,641.00	November 22, 2021	6,879	6.89	-
2,698.00	June 22, 2021	15,261	6.48	-
2,806.00	October 7, 2021	21,514	6.77	-

1,501.49		968,451	4.39	411,724

ACCOUNTING POLICIES

SHARE-BASED COMPENSATION EXPENSES

Share-based compensation expense is recognized in the income statement based on the estimated fair value of the awards at grant date. Subsequently, the fair value is not remeasured. The expense recognized reflects an estimate of the number of awards expected to vest after taking into consideration an estimate of award forfeitures based on historical experience and is recognized on a straight-line basis over the requisite service period, which is the vesting period. Genmab reassesses its estimate of the number of shares expected to vest periodically.

Management expectations related to the achievement of performance goals associated with performance based RSU grants is assessed periodically, and that assessment is used to determine whether such grants are expected to vest or if any revision to the current estimate is required. Genmab recognizes the impact of the revised estimate of the number of awards expected to vest, if any, as an adjustment to the income statement over the remaining vesting period. If performance-based milestones related to performance-based RSU grants are not met or not expected to be met, any share-based compensation expense recognized to date associated with grants that are not expected to vest will be reversed.

Share-based compensation expenses represent calculated values of warrants, RSUs and performance-based RSUs granted and do not represent actual cash expenditures. A corresponding amount is recognized in shareholders’ equity as the warrant, RSU and performance-based RSU programs are designated as equity-settled share-based payment transactions.

MANAGEMENT’S JUDGeMENTS AND ESTIMATES

SHARE-BASED COMPENSATION EXPENSES

The fair value of each warrant granted during the year is calculated using the Black-Scholes pricing model. This pricing model requires the input of subjective assumptions such as:

The expected stock price volatility, which is based upon the historical volatility of Genmab’s stock price;
The risk-free interest rate, which is determined as the interest rate on Danish government bonds (bullet issues) with a maturity of five years;
The expected life of warrants, which is based on vesting terms, expected rate of exercise and life terms in the current warrant program.

These assumptions can vary over time and can change the fair value of future warrants granted.

Valuation Assumptions for Warrants Granted in 2022, 2021 and 2020

The fair value of each warrant granted during the year is calculated using the Black-Scholes pricing model with the following assumptions:

Weighted average	2022	2021	2020
Fair value per warrant on grant date	664.08	701.82	631.51
Share price	2,244.22	2,282.35	2,009.79
Exercise price	2,244.22	2,282.35	2,009.79
Expected dividend yield	0%	0%	0%
Expected stock price volatility	33.5%	36.6%	37.0%
Risk-free interest rate	0.15%	-0.54%	-0.58%
Expected life of warrants	5 years	5 years	5 years

Total Fair Value of Amounts Granted	2022	2021	2020
Total fair value of warrants granted	DKK 172 million	DKK 124 million	DKK 75 million
Total fair value of RSUs granted	DKK 612 million	DKK 416 million	DKK 90 million

4.7 – Share Capital

SHARE CAPITAL

The share capital comprises the nominal amount of Genmab A/S ordinary shares, each at a nominal value of DKK 1. All shares are fully paid.

As of December 31, 2022, the share capital of Genmab A/S comprised 65,961,573 shares of DKK 1 each with one vote. There are no restrictions related to the transferability of the shares. All shares are regarded as negotiable instruments and do not confer any special rights upon the holder, and no shareholder shall be under an obligation to allow his/her shares to be redeemed.

Genmab’s Board of Directors is authorized to increase the share capital by subscription of new shares, issue warrants to subscribe for shares and raise loans against bonds as well as other financial instruments of Genmab A/S as set out in articles 4A-5B of Genmab A/S’ Articles of Association. Further, Genmab’s share capital is in compliance with the capital requirements of the Danish Companies Act and the rules of Nasdaq Copenhagen.

See table below for warrants issued and reissued and warrants available for reissue under active authorizations as of December 31, 2022:

	April 13, 2021	March 29, 2019	March 28, 2017
	Authorization	Authorization	Authorization
Warrants issued	68,291	500,000	500,000
Warrants reissued	1,333	59,671	63,558
Warrants available for issue	681,709	-	-
Warrants available for reissue	1,254	10,661	-

SHARE PREMIUM

The share premium reserve is comprised of the amount received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the parent company’s offerings, reduced by any external expenses directly attributable to the offerings. The share premium reserve can be distributed.

CHANGES IN SHARE CAPITAL DURING 2020 TO 2022

The share capital of DKK 66 million at December 31, 2022 is divided into 65,961,573 shares at a nominal value of DKK 1 each.

	Number of shares	Share capital	Share Price Ranges[1]
		(DKK million)

December 31, 2019	65,074,502	65.1

Exercise of warrants	471,246	0.4	DKK 31.75 to DKK 1,432.00

December 31, 2020	65,545,748	65.5

Exercise of warrants	172,708	0.2	DKK 31.75 to DKK 1,432.00

December 31, 2021	65,718,456	65.7

Exercise of warrants	243,117	0.3	DKK 466.20 to DKK 1,615.00

December 31, 2022	65,961,573	66.0

1 - New shares were subscribed at share prices in connection with the exercise of warrants under Genmab’s warrant program.

TREASURY SHARES

	Number of shares	Share capital	Proportion of share capital	Cost
		(DKK million)%		(DKK million)

Shareholding at December 31, 2019	163,921	0.2	0.3	192

Shares used for funding RSU program	(31,815)	(0.1)	(0.1)	(38)

Shareholding at December 31, 2020	132,106	0.1	0.2	154

Purchase of treasury shares	200,000	0.2	0.3	447
Shares used for funding RSU program	(43,781)	-	(0.1)	(51)

Shareholding at December 31, 2021	288,325	0.3	0.4	550

Purchase of treasury shares	370,000	0.4	0.6	908
Shares used for funding RSU program	(68,377)	(0.1)	(0.1)	(80)

Shareholding at December 31, 2022	589,948	0.6	0.9	1,378

SHARE REPURCHASES

Genmab intends to purchase its own shares primarily to cover obligations in relation to the share-based remuneration programs and reduce the dilution effect of share capital increases resulting from future exercises of warrants.

	2021 Authorization	2019 Authorization	2016 Authorization
Number of shares authorized for repurchase[1]	500,000	500,000	500,000
Actual shares repurchased under authorization	40,000	500,000	255,000
Shares available for repurchase as of December 31, 2022	460,000	—	—

[1] Nominal value of DKK 500,000

As announced on June 17, 2022, Genmab initiated a share buy-back program. During 2022, Genmab acquired 370,000 of its own shares, representing approximately 0.6% of share capital as of December 31, 2021. The total amount paid to acquire the shares, including directly attributable costs, was DKK 908 million and was recognized as a deduction to shareholders’ equity. During 2021, Genmab acquired 200,000 of its own shares, representing approximately 0.3% of share capital as of December 31, 2020. The total amount paid to acquire the shares, including directly attributable costs, was DKK 447 million and was recognized as a deduction to shareholders’ equity. These shares are classified as treasury shares and are presented within retained earnings on the balance sheet as of December 31, 2022.

As of December 31, 2022, 589,948 treasury shares were held by Genmab.